FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
FEDERAL HOME LOAN BANK ADVANCES
Maturities range from August 2015 through March 2030, fixed rates from 1.00% to 7.23%, averaging 1.87% in 2014 and 2.22% in 2013	$ 83,784,615	$ 57,846,833
One advance which matures in January 2015 and has a fixed rate of 0.14%	10,000,000
Fixed rate, low end of range (as a percent)	1.00%
Fixed rate, high end of range (as a percent)	7.23%
Average fixed rate (as a percent)	1.87%	2.22%
Fixed rate (as a percent)	0.14%
Scheduled principal payments due on advances
2015	20,955,803
2016	8,566,968
2017	12,700,223
2018	15,451,953
2019	10,329,413
Thereafter	25,780,255
Long-term Federal Home Loan Bank Advances, Total	$ 93,784,615